SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2025
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
1.
Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2025, approximately $584,000 of the restricted net assets were not available for distribution and as such, the condensed financial information of SCIH has been presented for the years ended December 31, 2025, 2024 and 2023. SCIH did not receive any cash dividend from its subsidiary during the years ended December 31, 2025, 2024 and 2023.

2.	Basis of Presentation
The accompanying condensed financial information has been prepared using the same accounting policies as set out in SCIH’s consolidated financial statements except that the parent company has used the equity method to account for its investments in subsidiaries.